Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 2,090
Property, plant and equipment including right-of-use assets at end of period	1,783	€ 2,666
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,563
Property, plant and equipment including right-of-use assets at end of period	1,286	1,950
BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,706
Property, plant and equipment including right-of-use assets at end of period	1,395	2,205
EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	59
Property, plant and equipment including right-of-use assets at end of period	62	94
FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	325
Property, plant and equipment including right-of-use assets at end of period	326	366
GROSS VALUES | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,274	4,029
Acquisition	55	25
Disposal		(34)
Effect of the change in foreign currency exchange rates	11	(20)
Property, plant and equipment including right-of-use assets at end of period	4,340	4,000
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,865	2,526
Acquisition	0	0
Disposal		0
Effect of the change in foreign currency exchange rates	8	(21)
Property, plant and equipment including right-of-use assets at end of period	2,874	2,505
GROSS VALUES | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	3,204	2,818
Acquisition	0	0
Disposal		0
Effect of the change in foreign currency exchange rates	8	(4)
Property, plant and equipment including right-of-use assets at end of period	3,212	2,814
GROSS VALUES | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	463	513
Acquisition	11	0
Disposal		(29)
Effect of the change in foreign currency exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	474	484
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	607	698
Acquisition	44	25
Disposal		(5)
Effect of the change in foreign currency exchange rates	3	(16)
Property, plant and equipment including right-of-use assets at end of period	654	702
DEPRECIATION | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(2,184)	(1,363)
Disposal		34
Effect of the change in foreign currency exchange rates	(4)	6
Increase	(369)	(266)
Property, plant and equipment including right-of-use assets at end of period	(2,558)	(1,590)
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,302)	(575)
Disposal		0
Effect of the change in foreign currency exchange rates	(6)	2
Increase	(280)	(194)
Property, plant and equipment including right-of-use assets at end of period	(1,587)	(767)
DEPRECIATION | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,498)	(613)
Disposal		0
Effect of the change in foreign currency exchange rates	(6)	1
Increase	(314)	(224)
Property, plant and equipment including right-of-use assets at end of period	(1,818)	(836)
DEPRECIATION | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(404)	(419)
Disposal		29
Effect of the change in foreign currency exchange rates	0	0
Increase	(8)	(8)
Property, plant and equipment including right-of-use assets at end of period	(412)	(398)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(281)	(332)
Disposal		5
Effect of the change in foreign currency exchange rates	1	5
Increase	(48)	(34)
Property, plant and equipment including right-of-use assets at end of period	€ (328)	€ (356)